Operations - Operational impacts (Details Textuals) $ in Millions			12 Months Ended
	Aug. 16, 2021 BRL (R$)	Aug. 16, 2021 USD ($)	Dec. 31, 2021 BRL (R$)
Disclosure of operating segments [line items]
Period of economic activity affected due to COVID-19 pandemic in domestic country			2 years
Oxiteno S. A. Industria e Comercio [member] | Discontinued operations [member] | Indorama Ventures PLC
Disclosure of operating segments [line items]
Amount to be paid at closing date in disposal group transaction	R$ 5,449,600,000	$ 1,150
Variations in working capital and net debt position in disposal group transaction	8,340,000,000	176
Initial payment made in disposal group transaction	6,283,600,000	1,326	R$ 6,283,600,000
Final payment to be made in disposal group transaction	R$ 710,800,000	$ 150
Final payment due date	April 2024	April 2024
Proportion of ownership interest in subsidiary (as a percent)	100.00%	100.00%
Oxiteno S. A. Industria e Comercio [member] | Discontinued operations [member] | Indorama Ventures PLC | Brazilian real per US dollar [member]
Disclosure of operating segments [line items]
Closing foreign exchange rate (R$ / Per_USD)			4.74